UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

      /s/ Hugh Steven Wilson       Santa Monica, California    August 14, 2008
      --------------------------   --------------------------  ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $754,488
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                           VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC  NOTE 2.500% 7/1  00763MAG3     34,024   37,000,000  PR        SOLE                37,000,000
ALABAMA AIRCRAFT IND INC     COM              01023E100        938      621,445  SH        SOLE                   621,445
AMERICREDIT CORP             NOTE 1.750%11/1  03060RAM3     23,090   25,000,000  PR        SOLE                25,000,000
BCE INC                      COM NEW          05534B760     17,405      500,000  SH  CALL  SOLE                   500,000
BOOKHAM INC                  COM              09856E105      5,675    3,358,110  SH        SOLE                 3,358,110
CONEXANT SYSTEMS INC         NOTE 4.000% 3/0  207142AH3     46,160   62,300,000  PR        SOLE                62,300,000
CONSECO INC                  DBCV 3.500% 9/3  208464BH9     47,080   58,112,000  PR        SOLE                58,112,000
COUNTRYWIDE FINANCIAL CORP   COM              222372104      1,275      300,000  SH        SOLE                   300,000
CREDENCE SYS CORP            NOTE 3.500% 5/1  225302AG3      4,593    5,400,000  PR        SOLE                 5,400,000
DRS TECHNOLOGIES INC         COM              23330X100      1,787       22,700  SH        SOLE                    22,700
ELECTRONIC DATA SYS NEW      COM              285661104      9,856      400,000  SH        SOLE                   400,000
FINISAR                      NOTE 5.250%10/1  31787AAC5     16,146   16,335,000  PR        SOLE                16,335,000
FLEETWOOD ENTERPRISES INC    SDCV 5.000%12/1  339099AD5      3,907    4,080,000  PR        SOLE                 4,080,000
FLEETWOOD ENTERPRISES INC    COM              339099103      5,361    2,046,038  SH        SOLE                 2,046,038
GETTY IMAGES INC             COM              374276103     21,881      644,901  SH        SOLE                   644,901
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9     12,736   15,000,000  PR        SOLE                15,000,000
INCYTE CORP                  NOTE 3.500% 2/1  45337CAF9      9,178   10,000,000  PR        SOLE                10,000,000
LEVEL 3 COMMUNICATIONS INC   NOTE 6.000% 9/1  52729NAG5      9,108    9,500,000  PR        SOLE                 9,500,000
LEVEL 3 COMMUNICATIONS INC   NOTE 2.875% 7/1  52729NBA7      6,834    8,000,000  PR        SOLE                 8,000,000
LEVEL 3 COMMUNICATIONS INC   NOTE 6.000% 3/1  52729NAS9     12,733   13,840,000  PR        SOLE                13,840,000
MIDWAY GAMES INC             NOTE 6.000% 9/3  598148AB0     18,453   22,000,000  PR        SOLE                22,000,000
NABORS INDS INC              NOTE 0.940% 5/1  629568AP1     32,843   26,752,000  PR        SOLE                26,752,000
NAVTEQ CORP                  COM              63936L100     60,614      787,200  SH        SOLE                   787,200
NEKTAR THERAPEUTICS          NOTE 3.250% 9/2  640268AH1     21,416   30,987,000  PR        SOLE                30,987,000
NOVARTIS A G                 SPONSORED ADR    66987V109     18,097      328,800  SH  CALL  SOLE                   328,800
ON SEMICONDUCTOR CORP        NOTE 4/1         682189AE5     38,623   35,000,000  PR        SOLE                35,000,000
ONLINE RES CORP              COM              68273G101     15,464    1,852,000  SH        SOLE                 1,852,000
OWENS CORNING NEW            COM              690742101     90,856    3,993,684  SH        SOLE                 3,993,684
QUANTUM CORP                 NOTE 4.375% 8/0  747906AE5     40,579   50,720,000  PR        SOLE                50,720,000
REALNETWORKS INC             NOTE 7/0         75605LAB0     17,091   17,235,000  PR        SOLE                17,235,000
RED HAT INC                  DBCV 0.500% 1/1  756577AB8     10,142   10,000,000  PR        SOLE                10,000,000
SFBC INTL INC                NOTE 2.250% 8/1  784121AB1      8,912   10,000,000  PR        SOLE                10,000,000
STAGE STORES INC             COM NEW          85254C305     44,609    3,822,500  SH        SOLE                 3,822,500
TEVA PHARMACEUTICAL FIN II L DBCV 0.250% 2/0  88164RAB3     20,359   15,250,000  PR        SOLE                15,250,000
TRIZETTO GROUP INC           COM              896882107     12,753      596,500  SH        SOLE                   596,500
VALEANT PHARMACEUTICALS INTL NOTE 3.000% 8/1  91911XAB0     13,910   15,100,000  PR        SOLE                15,100,000
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